Property, Plant and Equipment - Capital Leases (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Capital Leased Assets [Line Items]
Capital leased property, plant and equipment, gross	$ 8,251	$ 0
Less: Accumulated depreciation	(48)	0
Capital leased property, plant and equipment, net	8,203	0
Buildings [Member]
Capital Leased Assets [Line Items]
Capital leased property, plant and equipment, gross	8,192	0
Furniture, fixtures and office equipment [Member]
Capital Leased Assets [Line Items]
Capital leased property, plant and equipment, gross	$ 59	$ 0